Share-based plan - Additional information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2023 USD ($) shares	May 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares available for issuance under the share-based plan			5.00%
Number of shares reserved for issue under options and contracts for sale of shares | shares		16,211,666	16,189,406
Expense from share-based payment transactions with employees | R$	R$ 574,225	R$ 793,249
Tax provisions and does not include any tax benefits on total share based compensation expense | R$	R$ 132,998	R$ 189,295
Weighted average fair value at measurement date, other equity instruments granted | $			$ 34.83
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares		13,684,424	14,600,588
Weighted average fair value at measurement date, other equity instruments granted | $			$ 27
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares | shares		2,527,242	1,588,818
Weighted average fair value at measurement date, other equity instruments granted | $			$ 34.56	$ 52.41